Prospector Capital Appreciation Fund (Prospectus Summary) | Prospector Capital Appreciation Fund
CAPITAL APPRECIATION FUND
Investment Objective
The investment objective of the Capital Appreciation Fund is capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Capital Appreciation Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Prospector Capital Appreciation Fund
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Prospector Capital Appreciation Fund
Management Fees		1.10%
Distribution and Service (12b-1) Fees		0.06%
Other Expenses		0.54%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.71%
Fee Waiver and Expense Reimbursement	[2]	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[3]	1.31%
[1]	Acquired Fund Fees and Expenses ("AFFE") are indirect fees and expenses the Fund incurs from investing in the shares of other mutual funds ("Acquired Fund(s)"). The fees represent the Fund's pro rata portion of the cumulative expenses charged by the Acquired Funds and are not direct costs paid by Fund shareholders. The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets: Before Expense Reimbursement in the Financial Highlights of 1.70%, which reflects the operating expenses of the Fund and does not include AFFE.
[2]	Effective April 17, 2012, Prospector Partners Asset Management LLC (the "Investment Manager") has contractually agreed to waive a portion of its fees and/or pay Fund expenses (excluding interest, taxes and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Capital Appreciation Fund to 1.30% of its average daily net assets (the "Expense Cap") through at least September 30, 2013. The Expense Cap may only be terminated or revised by the Board of Directors. The Investment Manager is permitted to recoup fee waivers and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid. This reimbursement may be requested by the Investment Manager if the aggregate amount actually paid by the Capital Appreciation Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the Expense Cap.
[3]	Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement have been restated to reflect the current Expense Cap. Prior to April 17, 2012, the Investment Manager had agreed to an Expense Cap (excluding interest, taxes and extraordinary expenses) equal to 1.50% of the Fund's average daily net assets.

Example.
This Example is intended to help you compare the cost of investing in the
Capital Appreciation Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation in the first year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Prospector Capital Appreciation Fund	133	500	891	1,986

Portfolio Turnover.
The Capital Appreciation Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Capital Appreciation Fund invests primarily in a variety of equity and equity-related securities, including common stocks, convertible preferred and convertible debt securities. The Capital Appreciation
Fund attempts to buy investments priced to generate long-term total returns significantly above those of general stock indices and U.S. treasuries. Using a value orientation, the Investment Manager will invest in positions in the United
States and other developed markets. The Investment Manager's investment strategy consists of bottom-up fundamental value analysis with an emphasis on balance sheet strength. Qualitative factors will also be considered, including quality of management, quality of product or service, overall franchise or brand value, composition of the board of directors, and the uniqueness of the business model. The Investment Manager looks for the presence of a catalyst to improve internal performance, such as a change in management, a new management incentive program closely linked to the price of the stock, the sale of an underperforming asset or business unit, or a positive change in industry fundamentals.

The Investment Manager believes that fundamental analysis can identify undervalued investment opportunities. Substantial gains are possible whenever a security's price does not accurately reflect future cash flow and earnings power or where current or future asset values have not been fully recognized. The
Investment Manager believes that risk can be managed through a careful selection process that focuses on the relationship between the actual market price of a security and the intrinsic value of which the security represents an interest.

The investment program of the Capital Appreciation Fund will focus on value. The
Investment Manager believes that value will typically be manifest in one of four ways: (1) cheap underlying assets as measured by analytical techniques such as private market value, replacement cost, or mark to market; (2) attractive corporate financial characteristics such as free cash flow yield, dividend yield and price/earnings (P/E) ratio; (3) depressed stock price (often known as contrarian investing); and (4) companies with growth characteristics selling substantially less expensive compared to their own history or other similar growers. Suitable securities often look attractive on more than one measure of value.

Once a company is identified as a potential investment, the Investment Manager examines the capital structure to determine whether any attractive convertible securities are outstanding. In general, convertible securities: (1) have higher yields than common stocks but lower yields than comparable non-convertible securities; (2) may be subject to less fluctuation in value than the underlying stock because of their income and redemption features; and (3) provide potential for capital appreciation if the market price of the underlying common stock increases (and in those cases may be thought of as "equity substitutes"). Because of the conversion feature, the price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock.
The underlying equity need not be a value situation if the downside is well protected by the bond-like characteristics of the particular convertible security.

The distressed securities in which the Capital Appreciation Fund may invest include all types of debt obligations such as corporate bonds, debentures, notes, municipal bonds and, to the extent permitted by applicable laws and regulations, securities issued by troubled foreign issuers, including foreign governments.

The Fund may invest in restricted securities including, but not limited to, private placements of equity and/or debt securities of private companies. In particular, the Fund anticipates investing in unregistered securities which may be sold under Rule 144A of the Securities Act of 1933 ("144A securities").

In pursuit of its value-oriented strategy, the Capital Appreciation Fund will invest without regard to market capitalization. The Capital Appreciation Fund may also engage in currency transactions as well as transactions involving the purchase and sale of options on securities and other types of derivatives.
Principal Investment Risks
The Capital Appreciation Fund is subject to several risks, any of which could cause an investor to lose money. Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment.

With a portion of the Capital Appreciation Fund's assets allocated to stocks, the Capital Appreciation Fund is subject to:

o  Stock Market Risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. When the stock market is subject to significant volatility, the risks associated with an investment in the Fund may increase.

With a portion of its assets allocated to debt securities, the Capital
Appreciation Fund is subject to:

o  Interest Rate Risk, which is the chance that the value of debt securities overall will decline because of rising interest rates;

o  Income Risk, which is the chance that the Capital Appreciation Fund's income will decline because of falling interest rates;

o  Credit Risk, which is the chance that a debt issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause the price of that debt to decline;
   and

o  High Yield Securities Risk, which is the risk that debt securities in the lower rating categories are subject to a greater probability of loss in principal and interest than higher-rated securities and are generally considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

With a portion of its assets allocated to foreign securities, the Capital
Appreciation Fund is subject to:

o  Foreign Securities Risk, which is the risk associated with investments in foreign countries. The following factors make foreign securities more volatile: political, economic and social instability; foreign securities may be harder to sell, brokerage commissions and other fees may be higher for foreign securities; and foreign companies may not be subject to the same disclosure and reporting standards as U.S. companies; and

o  Currency Risk, which is the risk that the value of foreign securities may be affected by changes in currency exchange rates.

With a portion of its assets allocated to derivatives for risk management or hedging purposes, the Capital Appreciation Fund is subject to:

o  Derivatives Risk, which is the risk that the greater complexity involved with the use of derivatives may expose the Capital Appreciation Fund to greater risks and result in poorer overall performance.

With a portion of its assets allocated to investments in smaller and mid-sized companies, the Capital Appreciation Fund is subject to:

o  Smaller and Mid-Sized Companies Risk, which is the risk that the securities of such issuers may be comparatively more volatile in price than those of companies with larger capitalizations, and may lack the depth of management and established markets for their products and/or services that may be associated with investments in larger issuers.

With a portion of its assets allocated to investments in value securities, the
Capital Appreciation Fund is subject to:

o  Value Investing Risk, which is the risk that value securities may not increase in price as anticipated by the Investment Manager, and may even decline further in value, if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the events or factors that the Investment Manager believes will increase a security's market value do not occur.

With a portion of its assets allocated to investments in restricted securities, the Capital Appreciation Fund is subject to:

o  Restricted Securities Risk, which is the risk that restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. It may not be possible to sell certain restricted securities at any particular time or at an acceptable price.
Performance
The following performance information indicates some of the risks of investing in the Capital Appreciation Fund.  The bar chart illustrates the variability of the Fund's returns by showing changes in the Fund's performance from year to year. The table illustrates how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The
Fund's past performance, before and after taxes, is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at http://prospectorfunds.com/performance.html or by calling the Fund toll-free at 1-877-734-7862.
Capital Appreciation Fund Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Fund's highest quarterly return was 16.65% for the quarter ended September 30, 2009, and the lowest quarterly return was -15.04% for the quarter ended September 30, 2008.
Average Annual Total Returns (for the period ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Prospector Capital Appreciation Fund	Return Before Taxes	(4.00%)	1.78%	Sep. 28, 2007
Prospector Capital Appreciation Fund After Taxes on Distributions	Return After Taxes on Distributions	(4.40%)	1.41%	Sep. 28, 2007
Prospector Capital Appreciation Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.16%)	1.43%	Sep. 28, 2007
Prospector Capital Appreciation Fund S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(2.32%)	Sep. 28, 2007

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

The "Return After Taxes on Distributions and Sale of Fund Shares" figure is higher than other return figures when a net capital loss occurs upon the redemption of Fund shares.